CONFIDENTIAL TREATMENT IS BEING REQUESTED.

[redacted]

11000583

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCONP
2/14/11

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
FEB 16 2010
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951
Signature, Place, and Date of Signing:

JEFFREY B. PICKERING, CHICAGO, IL February 11, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $550315 (thousands)

List of Other Included Managers: None

Confidential Treatment Requested – Open Risk Arbitrage Positions

Confidential Period Requested	Authority Name of Issuer	Title of Class	CUSIP	Market Value (x$1000)	Shares or Prn amount	Sh or Pr	Opt	Investment Discretion	Other Managers	Voting Sole	Shared	None
3 months	BURLINGTON NORTHN SANTA FE	COM	12189T104	145257	1472900	SH		DEFINED		1472900	0	0
3 months	WASTE SERVICES INC DEL	COMNEW	941075202	766	84138	SH		DEFINED		84138	0	0
6 months	BJ SVCS CO	COM	55482103	92387	4967040	SH		DEFINED		4967040	0	0
6 months	ENCORE ACQUISITION CO	COM	29255W100	24018	500158	SH		DEFINED		500158	0	0
6 months	IMS HEALTH INC	COM	449934108	16132	766000	SH		DEFINED		766000	0	0
6 months	PEPSI BOTTLING GROUP INC	COM	713409100	86269	2300501	SH		DEFINED		2300501	0	0
6 months	PEPSIAMERICAS INC	COM	71343P200	20215	690880	SH		DEFINED		690880	0	0
6 months	VARIAN INC	COM	922206107	37822	733831	SH		DEFINED		733831	0	0
9 months	3COM CORP	COM	885535104	12544	1672600	SH		DEFINED		1672600	0	0
9 months	BLACK & DECKER CORP	COM	91797100	12032	185587	SH		DEFINED		185587	0	0
12 months	XTO ENERGY INC	COM	98385X106	102873	2210887	SH		DEFINED		2210887	0	0